INVESTMENTS IN SECURITIES - Summary of Investments in Securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 3,797	$ 3,222
At fair value
Disclosure Of Investments In Securities [Line Items]
Investments in securities	3,793	3,210
At fair value | Measured by reference to prices in active markets for identical assets
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,909	1,637
At fair value | Measured by reference to other observable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	177	68
At fair value | Measured using predominantly unobservable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,707	1,505
At cost
Disclosure Of Investments In Securities [Line Items]
Investments in securities	4	12
Equity securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,710	1,396
Equity securities at fair value through other comprehensive income	1,710	1,396
Debt securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	2,087	1,826
Equity securities at fair value through other comprehensive income	1,306	1,165
Debt securities at amortised cost	4	12
Debt securities at fair value through profit or loss	$ 777	$ 649